Fair Value Measurements	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Fair Value Measurements
NOTE 8 — FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured
and reported at fair value at each reporting period, and
non-financial
assets and liabilities that are
re-measured
and reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2020 and December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$232,286,222	$231,919,897

NOTE 9. FAIR VALUE MEASUREMENTS
The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and
reported at fair value at each reporting period,
and non-financial assets
and liabilities that
are re-measured and
reported at fair value at least annually.
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$231,919,897

XL Hybrids, Inc [Member]
Fair Value Measurements
Note 8. Fair Value Measurements
Contingent consideration liability:
The contingent consideration liability is considered a Level 3 measurement due to significant unobservable inputs in its valuation, which was based on the income approach using a Monte Carlo Simulation. The Monte Carlo Simulation evaluated the probability of occurrence of certain events which impacted the mode and amount of payments to be made. In addition, the payments were discounted based on current market expectations about those future amounts. The company utilized a third party to assist in calculating the fair value of the contingent consideration liability.
The key inputs to the valuation model that was utilized to estimate the fair value of the contingent consideration liability included volatility, risk free rate and probability of a subsequent round of funding.
Convertible notes payable derivative liabilities:
The convertible notes payable derivative liabilities are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation, which were based on ‘with and without’ valuation models.
2019 Notes:
Based on the terms and provisions of the 2019 Notes, the Company utilized a probability-weighted expected return model (“PWERM”) to estimate the fair value of the embedded derivative features requiring bifurcation as of the respective issuance dates and as of the December 31, 2019 reporting date. The PWERM is designed to utilize the Company’s best estimates of the timing and likelihood of the settlement events that are related to the embedded derivative features in order to estimate the fair value of the respective convertible notes with these embedded derivative features.
The fair value of the convertible notes with the derivative features is compared to the fair value of a plain vanilla note (excluding the derivative features), which is calculated based on the present value of the future cash flows. The difference between the two values represents the fair value of the bifurcated derivative features as of each respective valuation date.

The Company notes that the key inputs to the valuation models that were utilized to estimate the fair value of the 2019 Notes convertible debt derivative liabilities included:

•
The probability-weighted conversion discount is based on the contractual terms of the convertible note agreement and the expectation of the pre-money valuation
of the Company as of the estimated date that the next equity financing event occurs.

•	The remaining term was determined based on the remaining time period to maturity of the related convertible note with embedded features subject to valuation (as of the respective valuation date).

•
The Company’s equity volatility estimate was based on the
re-levered historical
equity volatility of a selection of the Company’s comparable guideline public companies, based on the remaining term of the respective convertible notes.

•	The risk rate was the discount rate utilized in the valuation and was determined based on reference to market yields for debt instruments with similar credit ratings and terms.

•	The probabilities and timing of the next financing event and default even are based on management’s best estimate of the future settlement of the respective convertible notes.
The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of September 30, 2020
	Level I	Level II	Level III	Total
Liabilities:
Derivatives	$—	$—	$5,914	$5,914
Contingent consideration	—	—	2,182	2,182

Total liabilities	$—	$—	$8,096	$8,096

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Liabilities:
Derivatives	$—	$—	$1,349	$1,349
Contingent consideration	—	—	1,503	1,503

Total liabilities	$—	$—	$2,852	$2,852

The following is a roll forward of the Company’s Level 3 instruments:

Balance, December 31, 2019	$2,852
Reduce derivative liability for extinguishment of convertible notes payable	(1,349)
Increase derivative liability for issuance of convertible notes payable	2,382
Fair value adjustments- Derivatives	3,532
Fair value adjustments- Contingent consideration	679

Balance, September 30, 2020	$8,096

Note 7. Fair Value Measurements
Contingent consideration liability:
The contingent consideration liability is considered a Level 3 measurement due to significant unobservable inputs in its valuation, which was based on the income approach using a Monte Carlo Simulation. The Monte Carlo Simulation evaluated the probability of occurrence of certain events which impacted the mode and amount of payments to be made. In addition, the payments were discounted based on current market expectations about those future amounts. The company utilized a third party to assist in calculating the fair value of the contingent consideration liability.
The key inputs to the valuation model that was utilized to estimate the fair value of the contingent consideration liability included volatility, risk free rate and probability of a subsequent round of funding.
Convertible notes payable derivative liabilities:
The convertible notes payable derivative liabilities are considered a Level 3 measurement due to the utilization of significant unobservable inputs in the valuation, which were based on ‘with and without’ valuation models.
2019 Notes:
Based on the terms and provisions of the 2019 Notes, the Company utilized a probability-weighted expected return model (“PWERM”) to estimate the fair value of the embedded derivative features requiring bifurcation as of the respective issuance dates and as of the December 31, 2019 reporting date. The PWERM is designed to utilize the Company’s best estimates of the timing and likelihood of the settlement events that are related to the embedded derivative features in order to estimate the fair value of the respective convertible notes with these embedded derivative features.
The fair value of the convertible notes with the derivative features is compared to the fair value of a plain vanilla note (excluding the derivative features), which is calculated based on the present value of the future cash flows. The difference between the two values represents the fair value of the bifurcated derivative features as of each respective valuation date.

The Company notes that the key inputs to the valuation models that were utilized to estimate the fair value of the 2019 Notes convertible debt derivative liabilities included:

•
The probability-weighted conversion discount is based on the contractual terms of the convertible note agreement and the expectation of the pre-money valuation
of the Company as of the estimated date that the next equity financing event occurs.

•	The remaining term was determined based on the remaining time period to maturity of the related convertible note with embedded features subject to valuation (as of the respective valuation date).

•
The Company’s equity volatility estimate was based on the
re-levered historical
equity volatility of a selection of the Company’s comparable guideline public companies, based on the remaining term of the respective convertible notes.

•	The risk rate was the discount rate utilized in the valuation and was determined based on reference to market yields for debt instruments with similar credit ratings and terms.

•	The probabilities and timing of the next financing event and default event are based on management’s best estimate of the future settlement of the respective convertible notes.
The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis by level within the fair value hierarchy:

	Fair Value Measurements as of December 31, 2019
	Level I	Level II	Level III	Total
Liabilities:
Derivatives	$—	$—	$1,349	$1,349
Contingent consideration	—	—	1,503	1,503

Total liabilities	$—	$—	$2,852	$2,852